Segment Reporting	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
1.5 SEGMENT REPORTING
As indicated in Note 1.1.3, in January 2024 Ferrovial approved a partial reorganization of the Business Divisions pursuant to which the energy solutions business line and the energy infrastructures business line were merged. As a consequence of this reorganization, 2023 and 2022 figures have been restated.
For management purposes, the Group is organized into business units based on its activities and services and has four reportable segments, as follows (Note 1.1.3):
•Construction, which undertakes the design and build of all sorts of public and private works, including most notably the construction of public infrastructures.
•Toll Roads, which carries out the development, financing and operation of toll roads.
•Airports, which is engaged in developing, financing and operating airports.
•Energy: It focuses on innovative solutions for the promotion, construction and operation of energy generation and transmission infrastructures.
No operating segments have been aggregated to form the above reportable operating segments.
The global Chief Executive Officer is the Chief Operating Decision Maker (CODM) and monitors the operating results of its business units separately for the purpose of making decisions on resource allocation and performance assessment. Segment performance is evaluated based on profit or loss and is measured consistently with profit or loss in the consolidated financial statements. Furthermore, information reported to the market is also broken down into the above four segments.
The income statement is shown below by segment for 2024, 2023 and 2022. The “Other” column includes the income and/or expenses of companies not assigned to any of the business segments, including most notably the parent company Ferrovial SE and its other businesses, such as the waste treatment plants in UK, the mining services in Chile and the new activity started by the group in 2024 related to the development of data centers called Digital Infrastructure. The “Adjustments” column reflects inter-segment consolidation eliminations.
As can be seen in the following tables, Construction and Toll Roads revenues account for more than 10% of the Group’s consolidated revenue. The Airports segment is a distinct business line, managed separately and therefore disclosed as a reporting segment. The Energy segment is a relatively new business area the Group is focusing on. The CEO assesses its performance separately based on an income statement measured consistently with profit or loss in the consolidated financial statements and with a similar presentation.
Income statement by business segment 2024, 2023 and 2022 (Million euro).

(Millions of euros)	Construction	Toll Roads	Airports	Energy	Other	Adjustments	Total 2024
Revenue	7,234	1,256	91	270	520	-224	9,147
Other operating income	2	—	—	—	-1	—	1
Revenues and other operating income	7,236	1,256	91	270	519	-224	9,148
Total operating expenses	6,806	338	65	268	551	-222	7,806
Fixed asset depreciation	146	232	22	13	28	—	441
Impairment and disposal of fixed assets	—	151	2,025	—	32	—	2,208
Operating profit/(loss)	284	837	2,029	-11	-28	-2	3,109
Profit/(loss) on derivatives and other net financial income/(expense)	-34	-75	627	—	24	-3	539
Net financial income/(expense) from financing	150	-215	-2	-8	-193	3	-265
Net financial income/(expense)	116	-290	625	-8	-169	—	274
Share of profits of equity-accounted companies	—	226	8	—	4	—	238
Profit/(loss) before tax from continuing operations	400	773	2,662	-19	-193	-2	3,621
Income/(expense) tax	-142	-110	3	5	99	—	-145
Profit/(loss) net of tax from continuing operations	258	663	2,665	-14	-94	-2	3,476
Profit/(loss) net of tax from discontinued operations	—	—	—	—	14	—	14
Net profit/(loss)	258	663	2,665	-14	-80	-2	3,490
Net profit/(loss) for the year attributed to non-controlling interests	-68	-160	-23	—	—	—	-251
Net profit/(loss) for the year attributed to the parent company	190	503	2,642	-14	-80	-2	3,239

	Construction	Toll Roads	Airports	Energy	Other	Adjustments	Total 2023
Revenue	6,869	1,085	80	207	506	(233)	8,514
Other operating income	1	—	—	—	—	—	1
Revenues and other operating income	6,870	1,085	80	207	506	(233)	8,515
Total operating expenses	6,659	286	58	206	548	(233)	7,524
Fixed asset depreciation	134	213	20	9	26	(1)	401
Impairment and disposal of fixed assets	—	38	—	—	(2)	(1)	35
Operating profit/(loss)	77	624	2	(8)	(70)	—	625
Profit/(loss) on derivatives and other net financial income/(expense)	(31)	5	(12)	(1)	28	(2)	(13)
Net financial income/(expense) from financing	117	(224)	3	—	(114)	1	(217)
Net financial income/(expense)	86	(219)	(9)	(1)	(86)	(1)	(230)
Share of profits of equity-accounted companies	—	198	11	(1)	6	1	215
Profit/(loss) before tax from continuing operations	163	603	4	(10)	(150)	—	610
Income/(expense) tax	(65)	(55)	(20)	2	22	1	(115)
Profit/(loss) net of tax from continuing operations	98	548	(16)	(8)	(128)	1	495
Profit/(loss) net of tax from discontinued operations	—	—	—	—	17	(1)	16
Net profit/(loss)	98	548	(16)	(8)	(111)	—	511
Net profit/(loss) for the year attributed to non-controlling interests	(51)	(126)	7	—	—	—	(170)
Net profit/(loss) for the year attributed to the parent company	47	422	(9)	(8)	(111)	—	341

	Construction	Toll Roads	Airports	Energy	Other	Adjustments	Total 2022
Revenue	6,280	780	54	191	466	(220)	7,551
Other operating income	2	—	—	—	1	(1)	2
Revenues and other operating income	6,282	780	54	191	467	(221)	7,553
Total operating expenses	6,106	230	56	196	458	(221)	6,825
Fixed asset depreciation	107	159	7	8	18	—	299
Impairment and disposal of fixed assets	—	(3)	—	—	(3)	—	(6)
Operating profit/(loss)	69	388	(9)	(13)	(12)	—	423
Profit/(loss) on derivatives and other net financial income/(expense)	(34)	(109)	19	—	50	(1)	(75)
Net financial income/(expense) from financing	36	(240)	—	(4)	(35)	1	(242)
Net financial income/(expense)	2	(349)	19	(4)	15	—	(317)
Share of profits of equity-accounted companies	—	157	7	—	—	1	165
Profit/(loss) before tax from continuing operations	71	196	17	(17)	3	1	271
Income/(expense) tax	(6)	(39)	2	(2)	15	—	(30)
Profit/(loss) net of tax from continuing operations	65	157	19	(19)	18	1	241
Profit/(loss) net of tax from discontinued operations	—	—	—	—	64	—	64
Net profit/(loss)	65	157	19	(19)	82	1	305
Net profit/(loss) for the year attributed to non-controlling interests	(42)	(66)	(9)	—	—	—	(117)
Net profit/(loss) for the year attributed to the parent company	23	91	10	(19)	82	1	188